Label	Element	Value
VegaShares SPX NDX RTY Premium Income ETF | Invesco Nasdaq 100 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	33.40%
VegaShares SPX NDX RTY Premium Income ETF | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	33.30%
VegaShares SPX NDX RTY Premium Income ETF | Vanguard Russell 2000 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	33.10%
VegaShares SPX NDX RTY Premium Income ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%
VegaShares SPX NDX RTY Premium Income ETF | S&P 500 Mini Index (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
VegaShares SPX NDX RTY Premium Income ETF | Nasdaq-100 Micro Index (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
VegaShares SPX NDX RTY Premium Income ETF | Russell 2000 Index (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
VegaShares SPX NDX RTY Premium Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	99.90%
VegaShares SPX NDX RTY Premium Income ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%
VegaShares SPX NDX RTY Premium Income ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(0.10%)
VegaShares SPX NDX RTY Premium Income ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%